Material accounting policies - Significant accounting judgements, estimates and assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jan. 31, 2019
Summary of significant accounting policies
Capitalized internal development expenses	€ 1,577	€ 2,438	€ 1,684
Notional interest deduction	5,281	5,105	4,717
Deferred tax assets	2,797	1,186	227
Goodwill	43,158	44,155	18,726	€ 18,599
Impairment charges on goodwill	4,228	672	177
Fluidda - Notional amount	2,500					€ 2,500
Fluidda - Carrying value	€ 3,744
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Fluidda - Discount rate	13.32%
AM Flow fair value	€ 0				€ 307
Downward fair value adjustment in OCI	(307)
AM Flow notional amount	300
Essentium - initial invested amount in dollar	3,300
Essentium fair value		0
Fair value adjustment in equity investment	307	92	3,443
Materialise USA
Summary of significant accounting policies
Deferred tax assets	€ 1,000	€ 1,600	€ 0